Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Inventories - Schedule Of Inventories
Goods for resale	$ 0	$ 435
Inventories	$ 0	$ 435